UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549
                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :811-03231

Name of Registrant: SEI Liquid Asset Trust

Address of Principal Executive Offices:
                       One Freedom Valley Drive
                       Oaks, Pennsylvania 19456

Name and address of agent of service:
                       CT Corporation
                       155 Federal St.
                       Boston, MA 02110

Registrant's telephone number including area code:1-800-342-5734


Date of fiscal year end:
                       June 30

Date of reporting period:
                       07/01/2014    -   06/30/2015

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Registrant Name : SEI Liquid Asset Trust
Fund Name : PRIME OBLIGATION FUND

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  SEI Liquid Asset Trust
By:          Robert A. Nesher
Name:        Robert A. Nesher
Title:       President
Date:        Aug 12 2015